Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 224,634	£ 256,351
Cash collateral and settlement balances	108,889	112,597
Debt securities at amortised cost	56,749	45,487
Loans and advances at amortised cost to banks	9,459	10,015
Loans and advances at amortised cost to customers	333,288	343,277
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Trading portfolio assets	174,605	133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial instruments	256,836	302,380
Financial assets at fair value through other comprehensive income	71,836	65,062
Investments in associates and joint ventures	879	922
Goodwill and intangible assets	7,794	8,239
Property, plant and equipment	3,417	3,616
Current tax assets	121	385
Deferred tax assets	5,960	6,991
Retirement benefit assets	3,667	4,743
Assets included in disposal group classified as held for sale	3,916	0
Other assets	6,192	5,477
Total assets	1,477,487	1,513,699
Liabilities
Deposits at amortised cost from banks	14,472	19,979
Deposits at amortised cost from customers	524,317	525,803
Cash collateral and settlement balances	94,084	96,927
Repurchase agreements and other similar secured borrowing at amortised cost	41,601	27,052
Debt securities in issue	96,825	112,881
Subordinated liabilities	10,494	11,423
Trading portfolio liabilities	58,669	72,924
Financial liabilities designated at fair value	297,539	271,637
Derivative financial instruments	250,044	289,620
Current tax liabilities	529	580
Deferred tax liabilities	22	16
Retirement benefit liabilities	266	264
Provisions	1,584	1,544
Liabilities included in disposal group classified as held for sale	3,164	0
Other liabilities	12,013	13,789
Total liabilities	1,405,623	1,444,439
Equity
Called up share capital and share premium	4,288	4,373
Other equity instruments	13,259	13,284
Other reserves	(77)	(2,192)
Retained earnings	53,734	52,827
Total equity excluding non-controlling interests	71,204	68,292
Non-controlling interests	660	968
Total equity	71,864	69,260
Total liabilities and equity	£ 1,477,487	£ 1,513,699